Events after the close of the fiscal Year	12 Months Ended
Dec. 31, 2018
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Events after the close of the fiscal Year

NOTE 33: EVENTS AFTER THE CLOSE OF THE FISCAL YEAR

There were no subsequent events that occur between 2018 year-end and the date when the financial statements have been authorised by the Board for issue.